Interests in associates and joint ventures - Interest in associates - Additional information (Details) € in Millions	12 Months Ended
Dec. 31, 2015 EUR (€)
Disclosure of associates [line items]
o/w takeovers	€ (409)
Medi Telecom [member]
Disclosure of associates [line items]
o/w takeovers	(342)
Clouwatt [member]
Disclosure of associates [line items]
o/w takeovers	€ (66)